Financial Instruments And Risk Analysis - Impact of Interest Rate Exposure (Detail) - Interest rate risk [member] R$ in Thousands	12 Months Ended
Dec. 31, 2019 BRL (R$)
CDI [Member]
Disclosure of financial instruments by type of interest rate [line items]
Description of changes in exposure to risk	CDI increase
TJLP [Member]
Disclosure of financial instruments by type of interest rate [line items]
Description of changes in exposure to risk	TJLP increase
Probable Scenario
Disclosure of financial instruments by type of interest rate [line items]
Assets and liabilities exposed to risk	R$ 7,822,620
Probable Scenario | CDI [Member]
Disclosure of financial instruments by type of interest rate [line items]
Assets and liabilities exposed to risk	4,601,044
Probable Scenario | TJLP [Member]
Disclosure of financial instruments by type of interest rate [line items]
Assets and liabilities exposed to risk	3,221,576
Possible Scenario
Disclosure of financial instruments by type of interest rate [line items]
Assets and liabilities exposed to risk	9,562,633
Gain loss on change in interest rates	1,740,013
Possible Scenario | CDI [Member]
Disclosure of financial instruments by type of interest rate [line items]
Assets and liabilities exposed to risk	5,330,277
Possible Scenario | TJLP [Member]
Disclosure of financial instruments by type of interest rate [line items]
Assets and liabilities exposed to risk	4,232,356
Remote Scenario
Disclosure of financial instruments by type of interest rate [line items]
Assets and liabilities exposed to risk	11,555,899
Gain loss on change in interest rates	3,733,279
Remote Scenario | CDI [Member]
Disclosure of financial instruments by type of interest rate [line items]
Assets and liabilities exposed to risk	6,583,653
Remote Scenario | TJLP [Member]
Disclosure of financial instruments by type of interest rate [line items]
Assets and liabilities exposed to risk	R$ 4,972,246